[INVESCO ICON] INVESCO|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor



November 1, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  INVESCO INTERNATIONAL FUNDS, INC.
     1933 ACT NO. 033-63498
     1940 ACT NO. 811-7758
     CIK NO. 0000906334

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO International Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive forms of its Class A, Class B and Class C Prospectus for INVESCO Global Growth Fund and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in Post-Effective Amendment No. 20 under the 1933 Act and Amendment No. 21 under the Investment Company Act of 1940 to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on October 24, 2002. This Post-Effective Amendment becomes effective November 1, 2002.

If you have any questions or comments on this filing, please contact Kim Springer at 720-624-6671 or the undersigned at 720-624-6243.

Sincerely,



/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm